Portfolio of investments—July 31, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Long positions: 111.44% Common stocks: 103.04%
Communication services: 1.89%
Entertainment: 1.08%
Madison Square Garden Sports Corp.#	357	$75,952
Playtika Holding Corp.†#	13,638	162,837
		238,789
Interactive media & services: 0.81%
Alphabet, Inc. Class A†#	628	83,348
Alphabet, Inc. Class C†#	334	44,459
Meta Platforms, Inc. Class A†#	123	39,188
Shutterstock, Inc.#	225	11,576
		178,571
Consumer discretionary: 8.39%
Automobiles: 2.00%
Tesla, Inc.†#	542	144,947
Thor Industries, Inc.#	2,553	294,846
		439,793
Broadline retail: 0.42%
Amazon.com, Inc.†#	686	91,705
Diversified consumer services: 1.30%
Grand Canyon Education, Inc.†#	2,260	245,323
H&R Block, Inc.#	1,219	40,971
		286,294
Hotels, restaurants & leisure: 1.90%
Chipotle Mexican Grill, Inc. Class A†#	15	29,434
Domino’s Pizza, Inc.#	445	176,549
Starbucks Corp.#	947	96,187
Texas Roadhouse, Inc. Class A#	207	23,091
Yum! Brands, Inc.#	687	94,579
		419,840
Specialty retail: 2.77%
Advance Auto Parts, Inc.#	222	16,514
AutoZone, Inc.†#	5	12,409
Bath & Body Works, Inc.#	1,816	67,301
Best Buy Co., Inc.#	1,752	145,504
Build-A-Bear Workshop, Inc.#	2,416	59,313
Home Depot, Inc.#	39	13,020
O’Reilly Automotive, Inc.†#	220	203,674
TJX Cos., Inc.#	152	13,152
Ulta Beauty, Inc.†#	178	79,174
		610,061
See accompanying notes to portfolio of investments
Allspring U.S. Long/Short Equity Fund | 1

Portfolio of investments—July 31, 2023 (unaudited)

	Shares	Value
Consumer staples: 15.95%
Beverages: 2.45%
Boston Beer Co., Inc. Class A†#	867	$322,039
Monster Beverage Corp.†#	3,772	216,852
		538,891
Consumer staples distribution & retail: 3.66%
Casey’s General Stores, Inc.#	202	51,037
Costco Wholesale Corp.#	687	385,180
Kroger Co.#	245	11,917
Target Corp.#	444	60,593
Walmart, Inc.#	1,867	298,459
		807,186
Food products: 2.99%
Archer-Daniels-Midland Co.#	258	21,920
Bunge Ltd.#	111	12,062
Flowers Foods, Inc.#	2,674	66,075
Ingredion, Inc.#	622	69,204
Mondelez International, Inc. Class A#	152	11,268
Pilgrim’s Pride Corp.†#	488	12,088
Post Holdings, Inc.†#	1,255	107,051
Seaboard Corp.#	53	191,065
Tyson Foods, Inc. Class A#	2,991	166,658
		657,391
Household products: 5.62%
Clorox Co.#	1,369	207,376
Colgate-Palmolive Co.#	4,538	346,068
Kimberly-Clark Corp.#	3,129	403,954
Procter & Gamble Co.#	1,802	281,652
		1,239,050
Personal care products: 0.49%
Herbalife Ltd.†#	6,651	108,012
Tobacco: 0.74%
Altria Group, Inc.#	3,516	159,697
Philip Morris International, Inc.#	38	3,789
		163,486
Energy: 7.29%
Oil, gas & consumable fuels: 7.29%
Ardmore Shipping Corp.#	9,518	134,013
Chesapeake Energy Corp.#	1,611	135,872
Chevron Corp.#	1,131	185,099
CONSOL Energy, Inc.#	213	15,873
Exxon Mobil Corp.#	1,112	119,251
HF Sinclair Corp.#	6,399	333,324
International Seaways, Inc.#	294	12,610
See accompanying notes to portfolio of investments
2 | Allspring U.S. Long/Short Equity Fund

Portfolio of investments—July 31, 2023 (unaudited)

	Shares	Value
Oil, gas & consumable fuels (continued)
Kinder Morgan, Inc.#	192	$3,400
Marathon Petroleum Corp.#	102	13,568
New Fortress Energy, Inc.#	8,915	254,523
Phillips 66#	115	12,828
Targa Resources Corp.#	1,949	159,799
Valero Energy Corp.#	1,748	225,335
		1,605,495
Financials: 7.64%
Banks: 1.41%
Bank of NT Butterfield & Son Ltd.#	2,263	72,711
BOK Financial Corp.#	2,677	238,467
		311,178
Capital markets: 4.02%
Affiliated Managers Group, Inc.#	451	62,527
BlackRock, Inc.#	87	64,280
Evercore, Inc. Class A#	849	114,666
Jefferies Financial Group, Inc.#	3,919	144,180
MSCI, Inc. Class A#	23	12,606
Nasdaq, Inc.#	197	9,946
SEI Investments Co.#	7,595	478,409
		886,614
Consumer finance: 0.36%
PROG Holdings, Inc.†#	1,969	79,902
Financial services: 1.20%
FleetCor Technologies, Inc.†#	44	10,952
Western Union Co.#	20,718	252,345
		263,297
Insurance: 0.41%
Marsh & McLennan Cos., Inc.#	127	23,929
W R Berkley Corp.#	603	37,199
Willis Towers Watson PLC#	132	27,896
		89,024
Mortgage real estate investment trusts (REITs): 0.24%
Chicago Atlantic Real Estate Finance, Inc.#	737	11,232
Rithm Capital Corp.#	4,188	42,215
		53,447
Health care: 14.85%
Biotechnology: 4.78%
ADMA Biologics, Inc.†#	9,510	39,466
Arcturus Therapeutics Holdings, Inc.†#	1,540	53,838
Catalyst Pharmaceuticals, Inc.†#	7,685	106,284
Eagle Pharmaceuticals, Inc.†#	3,000	62,280
See accompanying notes to portfolio of investments
Allspring U.S. Long/Short Equity Fund | 3

Portfolio of investments—July 31, 2023 (unaudited)

	Shares	Value
Biotechnology (continued)
Incyte Corp.†#	6,240	$397,613
Neurocrine Biosciences, Inc.†#	3,328	339,090
Voyager Therapeutics, Inc.†#	5,971	55,650
		1,054,221
Health care equipment & supplies: 1.67%
Hologic, Inc.†#	186	14,772
Integra LifeSciences Holdings Corp.†#	4,651	211,481
Medtronic PLC#	261	22,905
ResMed, Inc.#	11	2,446
Semler Scientific, Inc.†#	3,941	96,752
Zynex, Inc.†#	1,983	19,354
		367,710
Health care providers & services: 2.26%
Cigna Group#	47	13,870
Elevance Health, Inc.#	80	37,731
Humana, Inc.#	829	378,712
ModivCare, Inc.†#	1,272	55,637
Pediatrix Medical Group, Inc.†#	818	11,231
		497,181
Life sciences tools & services: 4.32%
Agilent Technologies, Inc.#	1,364	166,094
Bio-Techne Corp.#	376	31,358
Bruker Corp.#	1,533	105,348
Mettler-Toledo International, Inc.†#	172	216,285
Waters Corp.†#	1,050	290,021
West Pharmaceutical Services, Inc.#	385	141,695
		950,801
Pharmaceuticals: 1.82%
Amylyx Pharmaceuticals, Inc.†#	518	12,147
Assertio Holdings, Inc.†#	6,880	39,147
Jazz Pharmaceuticals PLC†#	1,705	222,366
Organon & Co.#	2,060	45,279
Phibro Animal Health Corp. Class A#	1,119	16,203
Royalty Pharma PLC Class A#	365	11,454
SIGA Technologies, Inc.#	2,142	12,295
Viatris, Inc.#	2,053	21,618
Zoetis, Inc.#	114	21,442
		401,951
Industrials: 13.00%
Aerospace & defense: 0.54%
Lockheed Martin Corp.#	267	119,181
See accompanying notes to portfolio of investments
4 | Allspring U.S. Long/Short Equity Fund

Portfolio of investments—July 31, 2023 (unaudited)

	Shares	Value
Building products: 1.72%
Lennox International, Inc.#	997	$366,338
Masco Corp.#	199	12,075
		378,413
Commercial services & supplies: 0.85%
Cintas Corp.#	77	38,657
Rollins, Inc.#	3,621	147,846
		186,503
Construction & engineering: 2.81%
EMCOR Group, Inc.#	1,517	326,216
Valmont Industries, Inc.#	1,110	293,872
		620,088
Electrical equipment: 1.14%
EnerSys#	104	11,265
LSI Industries, Inc.#	1,082	13,633
Sunrun, Inc.†#	825	15,659
TPI Composites, Inc.†#	9,429	56,008
Vertiv Holdings Co. Class A#	5,924	154,083
		250,648
Industrial conglomerates: 0.54%
3M Co.#	1,060	118,190
Machinery: 3.45%
AGCO Corp.#	131	17,436
Donaldson Co., Inc.#	3,676	230,963
ITT, Inc.#	3,244	323,102
Otis Worldwide Corp.#	2,089	190,016
		761,517
Professional services: 0.72%
Genpact Ltd.#	4,063	146,634
ManpowerGroup, Inc.#	145	11,437
		158,071
Trading companies & distributors: 1.23%
MSC Industrial Direct Co., Inc. Class A#	832	83,965
WW Grainger, Inc.#	254	187,577
		271,542
Information technology: 28.60%
Communications equipment: 1.13%
Cisco Systems, Inc.#	643	33,462
CommScope Holding Co., Inc.†#	16,900	76,050
Comtech Telecommunications Corp.#	2,996	30,439
Juniper Networks, Inc.#	2,451	68,138
See accompanying notes to portfolio of investments
Allspring U.S. Long/Short Equity Fund | 5

Portfolio of investments—July 31, 2023 (unaudited)

	Shares	Value
Communications equipment (continued)
Motorola Solutions, Inc.#	52	$14,905
Ubiquiti, Inc.#	142	25,226
		248,220
Electronic equipment, instruments & components: 2.18%
Bel Fuse, Inc. Class B#	424	22,748
Cognex Corp.#	1,884	102,904
Jabil, Inc.#	733	81,121
nLight, Inc.†#	2,938	42,307
Vishay Precision Group, Inc.†#	4,541	169,879
Vontier Corp.#	1,963	60,715
		479,674
IT services: 5.12%
Accenture PLC Class A#	135	42,707
Akamai Technologies, Inc.†#	768	72,576
Amdocs Ltd.#	1,870	175,107
Brightcove, Inc.†#	18,440	82,796
Cognizant Technology Solutions Corp. Class A#	1,459	96,338
DXC Technology Co.†#	2,532	70,010
EPAM Systems, Inc.†#	1,197	283,461
Gartner, Inc.†#	126	44,552
Globant SA†	64	11,183
VeriSign, Inc.†#	1,182	249,343
		1,128,073
Semiconductors & semiconductor equipment: 6.45%
Applied Materials, Inc.#	83	12,582
Broadcom, Inc.#	28	25,162
Cirrus Logic, Inc.†#	4,966	401,253
Microchip Technology, Inc.#	1,472	138,280
Monolithic Power Systems, Inc.#	23	12,868
NVIDIA Corp.#	428	200,000
Photronics, Inc.†#	794	21,001
Qorvo, Inc.†#	1,936	212,999
QUALCOMM, Inc.#	1,195	157,943
Skyworks Solutions, Inc.#	1,594	182,306
Texas Instruments, Inc.#	323	58,140
		1,422,534
Software: 10.95%
Adeia, Inc.#	1,017	12,224
Adobe, Inc.†#	33	18,024
Appfolio, Inc. Class A†#	161	29,075
Autodesk, Inc.†#	257	54,481
Dolby Laboratories, Inc. Class A#	4,365	386,783
Dropbox, Inc. Class A†#	294	7,923
Fair Isaac Corp.†#	146	122,344
Gen Digital, Inc.#	10,878	211,577
See accompanying notes to portfolio of investments
6 | Allspring U.S. Long/Short Equity Fund

Portfolio of investments—July 31, 2023 (unaudited)

	Shares	Value
Software (continued)
LiveRamp Holdings, Inc.†#	751	$21,433
Manhattan Associates, Inc.†#	590	112,466
Microsoft Corp.#	1,859	624,475
NCR Corp.†#	1,692	45,481
Nutanix, Inc. Class A†#	1,203	36,331
RingCentral, Inc. Class A†#	4,498	186,037
Smartsheet, Inc. Class A†#	3,734	165,790
Synopsys, Inc.†#	87	39,307
Teradata Corp.†#	5,736	326,092
Yext, Inc.†#	1,378	13,394
		2,413,237
Technology hardware, storage & peripherals: 2.77%
Apple, Inc.#	3,051	599,369
Hewlett Packard Enterprise Co.#	675	11,731
		611,100
Materials: 2.77%
Chemicals: 1.50%
Scotts Miracle-Gro Co.#	4,729	331,219
Construction materials: 0.64%
Eagle Materials, Inc.#	761	140,306
Metals & mining: 0.63%
SSR Mining, Inc.	3,886	56,580
Steel Dynamics, Inc.#	778	82,919
		139,499
Real estate: 1.01%
Residential REITs : 0.44%
Apartment Income REIT Corp.#	2,775	95,848
Specialized REITs : 0.57%
American Tower Corp.#	348	66,228
Crown Castle, Inc.#	247	26,748
Weyerhaeuser Co.#	958	32,629
		125,605
Utilities: 1.65%
Electric utilities: 0.05%
PG&E Corp.†#	631	11,112
Gas utilities: 1.60%
National Fuel Gas Co.#	925	49,127
UGI Corp.#	11,269	304,150
		353,277
Total common stocks (Cost $21,440,572)		22,703,747
See accompanying notes to portfolio of investments
Allspring U.S. Long/Short Equity Fund | 7

Portfolio of investments—July 31, 2023 (unaudited)

		Yield	Shares	Value
Short-term investments: 8.40%
Investment companies: 8.40%
Allspring Government Money Market Fund Select Class♠∞		5.19%	1,851,844	$1,851,844
Total short-term investments (Cost $1,851,844)				1,851,844
Total investments in securities (Cost $23,292,416)	111.44%			24,555,591

Securities Sold Short: (32.69)%
Common stocks: (32.69)%
Communication services: (1.83)%
Diversified telecommunication services: (0.68)%
Anterix, Inc.†	(3,603)	(101,136)
Frontier Communications Parent, Inc.†	(2,193)	(39,934)
Lumen Technologies, Inc.†	(5,521)	(9,883)
(150,953)
Entertainment: (0.47)%
Roblox Corp. Class A†	(1,315)	(51,614)
Roku, Inc.†	(406)	(39,086)
Warner Bros Discovery, Inc.†	(947)	(12,377)
(103,077)
Interactive media & services: (0.14)%
IAC, Inc.†	(442)	(30,763)
Media: (0.54)%
Cardlytics, Inc.†	(9,113)	(106,349)
Paramount Global Class A	(611)	(11,768)
(118,117)
Consumer discretionary: (7.10)%
Automobile components: (1.69)%
QuantumScape Corp. Class A†	(20,967)	(279,071)
Solid Power, Inc.†	(32,528)	(93,030)
(372,101)
Automobiles: (0.63)%
Lucid Group, Inc.†	(1,822)	(13,865)
Rivian Automotive, Inc. Class A†	(4,521)	(124,961)
(138,826)
Hotels, restaurants & leisure: (2.39)%
DoorDash, Inc. Class A†	(2,491)	(226,158)
DraftKings, Inc. Class A†	(1,654)	(52,564)
Las Vegas Sands Corp.†	(1,990)	(119,022)
See accompanying notes to portfolio of investments
8 | Allspring U.S. Long/Short Equity Fund

Portfolio of investments—July 31, 2023 (unaudited)

	Shares	Value
Hotels, restaurants & leisure (continued)
Penn Entertainment, Inc.†	(3,625)	$(95,301)
Sweetgreen, Inc. Class A†	(2,301)	(34,676)
(527,721)
Household durables: (1.79)%
Sonos, Inc.†	(5,573)	(95,521)
Traeger, Inc.†	(12,844)	(57,284)
Whirlpool Corp.	(1,672)	(241,203)
(394,008)
Leisure products: (0.19)%
Hasbro, Inc.	(638)	(41,189)
Specialty retail: (0.41)%
Carvana Co. Class A†	(1,954)	(89,787)
Consumer staples: (1.20)%
Food products: (1.15)%
Freshpet, Inc.†	(3,454)	(254,007)
Personal care products: (0.05)%
Coty, Inc. Class A†	(973)	(11,715)
Energy: (2.09)%
Energy equipment & services: (0.63)%
Helix Energy Solutions Group, Inc.†	(14,436)	(138,586)
Oil, gas & consumable fuels: (1.46)%
Energy Fuels, Inc.†	(22,506)	(143,588)
Golar LNG Ltd.	(7,394)	(178,343)
(321,931)
Financials: (4.49)%
Banks: (1.85)%
Bank of America Corp.	(386)	(12,352)
Columbia Banking System, Inc.	(510)	(11,398)
First Citizens BancShares, Inc. Class A	(152)	(217,558)
M&T Bank Corp.	(205)	(28,671)
Prosperity Bancshares, Inc.	(186)	(11,778)
Truist Financial Corp.	(3,819)	(126,867)
(408,624)
Capital markets: (0.16)%
Coinbase Global, Inc. Class A†	(200)	(19,722)
Robinhood Markets, Inc. Class A†	(1,126)	(14,480)
(34,202)
See accompanying notes to portfolio of investments
Allspring U.S. Long/Short Equity Fund | 9

Portfolio of investments—July 31, 2023 (unaudited)

	Shares	Value
Consumer finance: (1.97)%
SoFi Technologies, Inc.†	(29,203)	$(334,374)
Upstart Holdings, Inc.†	(1,462)	(100,425)
(434,799)
Financial services: (0.24)%
Affirm Holdings, Inc.†	(2,078)	(40,292)
TFS Financial Corp.	(894)	(12,972)
(53,264)
Insurance: (0.22)%
Prudential Financial, Inc.	(492)	(47,473)
Mortgage real estate investment trusts (REITs): (0.05)%
AGNC Investment Corp.	(1,160)	(11,821)
Health care: (3.37)%
Biotechnology: (0.77)%
Akero Therapeutics, Inc.†	(263)	(11,414)
IGM Biosciences, Inc.†	(1,250)	(13,300)
Intellia Therapeutics, Inc.†	(267)	(11,302)
Kura Oncology, Inc.†	(2,435)	(25,421)
Mirati Therapeutics, Inc.†	(1,046)	(31,663)
Seres Therapeutics, Inc.†	(9,682)	(46,571)
Viking Therapeutics, Inc.†	(2,124)	(30,798)
(170,469)
Health care equipment & supplies: (0.60)%
Nano-X Imaging Ltd.†	(3,859)	(47,852)
Novocure Ltd.†	(1,855)	(60,547)
PROCEPT BioRobotics Corp.†	(373)	(12,846)
Vicarious Surgical, Inc.†	(6,278)	(10,296)
(131,541)
Health care providers & services: (0.51)%
Guardant Health, Inc.†	(296)	(11,550)
R1 RCM, Inc.†	(5,825)	(100,656)
(112,206)
Health care technology: (0.32)%
Certara, Inc.†	(515)	(10,027)
Teladoc Health, Inc.†	(2,052)	(61,088)
(71,115)
Life sciences tools & services: (0.75)%
Azenta, Inc.†	(3,505)	(164,665)
Pharmaceuticals: (0.42)%
Cassava Sciences, Inc.†	(3,878)	(85,238)
Phathom Pharmaceuticals, Inc.†	(505)	(7,681)
(92,919)
See accompanying notes to portfolio of investments
10 | Allspring U.S. Long/Short Equity Fund

Portfolio of investments—July 31, 2023 (unaudited)

	Shares	Value
Industrials: (6.46)%
Aerospace & defense: (0.22)%
Axon Enterprise, Inc.†	(58)	$(10,784)
Spirit AeroSystems Holdings, Inc. Class A	(1,177)	(37,452)
(48,236)
Building products: (1.12)%
Hayward Holdings, Inc.†	(15,605)	(208,483)
Masterbrand, Inc.†	(3,158)	(39,001)
(247,484)
Commercial services & supplies: (0.12)%
Li-Cycle Holdings Corp.†	(4,182)	(25,217)
Electrical equipment: (1.56)%
ChargePoint Holdings, Inc.†	(2,800)	(24,248)
Enovix Corp.†	(4,086)	(87,931)
Plug Power, Inc.†	(17,668)	(231,804)
(343,983)
Ground transportation: (0.92)%
Hertz Global Holdings, Inc.†	(10,022)	(168,871)
Lyft, Inc. Class A†	(2,603)	(33,084)
(201,955)
Machinery: (0.67)%
Graco, Inc.	(140)	(11,106)
RBC Bearings, Inc.†	(299)	(67,589)
Stanley Black & Decker, Inc.	(697)	(69,191)
(147,886)
Professional services: (1.85)%
Ceridian HCM Holding, Inc.†	(208)	(14,729)
Clarivate PLC†	(26,284)	(249,961)
Paycor HCM, Inc.†	(5,327)	(143,083)
(407,773)
Information technology: (1.41)%
Electronic equipment, instruments & components: (0.12)%
908 Devices, Inc.†	(1,206)	(8,394)
Vuzix Corp.†	(3,583)	(18,918)
(27,312)
Semiconductors & semiconductor equipment: (0.36)%
Wolfspeed, Inc.†	(1,194)	(78,685)
Software: (0.93)%
NextNav, Inc.†	(6,413)	(20,586)
SentinelOne, Inc. Class A†	(11,045)	(184,120)
(204,706)
See accompanying notes to portfolio of investments
Allspring U.S. Long/Short Equity Fund | 11

Portfolio of investments—July 31, 2023 (unaudited)

		Shares	Value
Materials: (3.00)%
Chemicals: (2.02)%
Albemarle Corp.		(450)	$(95,526)
Danimer Scientific, Inc.†		(25,281)	(71,040)
International Flavors & Fragrances, Inc.		(2,673)	(226,162)
PureCycle Technologies, Inc.†		(4,385)	(51,918)
(444,646)
Containers & packaging: (0.31)%
Ball Corp.		(355)	(20,835)
Crown Holdings, Inc.		(514)	(47,679)
(68,514)
Metals & mining: (0.67)%
5E Advanced Materials, Inc.†		(1,419)	(4,981)
Alcoa Corp.		(3,929)	(142,190)
(147,171)
Real estate: (1.74)%
Health care REITs: (0.12)%
Healthcare Realty Trust, Inc. Class A		(1,317)	(25,721)
Office REITs : (0.39)%
Vornado Realty Trust		(3,796)	(85,334)
Real estate management & development: (1.08)%
Anywhere Real Estate, Inc.†		(1,781)	(14,925)
Zillow Group, Inc. Class A†		(234)	(12,453)
Zillow Group, Inc. Class C†		(3,899)	(211,170)
(238,548)
Retail REITs : (0.15)%
Kimco Realty Corp.		(589)	(11,933)
Realty Income Corp.		(366)	(22,315)
(34,248)
Total common stocks - Securities Sold Short (Proceeds $(6,251,017))			(7,203,298)
Total Securities Sold Short (Proceeds $(6,251,017))	(32.69)%		(7,203,298)
Other assets and liabilities, net	21.25		4,681,721
Total net assets	100.00%		$22,034,014

#	All or a portion of this security is segregated as collateral for securities sold short.
†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
12 | Allspring U.S. Long/Short Equity Fund

Portfolio of investments—July 31, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$0	$25,618,942	$(23,767,098)	$0	$0	$1,851,844	1,851,844	$27,596
See accompanying notes to portfolio of investments
Allspring U.S. Long/Short Equity Fund | 13

Notes to portfolio of investments—July 31, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Short sales
The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.
The Fund records the proceeds as a liability which is marked-to-market daily based upon quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Any interest or dividends accrued on such borrowed securities during the period of the loan are recorded as an expense. To borrow the security, the Fund may be required to pay a premium, which would decrease the proceeds of the security sold.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the closing of a short sale if the market price at the closing is less than or greater than, respectively, the proceeds originally received. Until the short sale is closed or the borrowed security is replaced, the Fund maintains a segregated account of cash or liquid securities, the dollar value of which is at least equal to the market value of the security at the time of the short sale.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
14 | Allspring U.S. Long/Short Equity Fund

Notes to portfolio of investments—July 31, 2023 (unaudited)
 The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$417,360	$0	$0	$417,360
Consumer discretionary	1,847,693	0	0	1,847,693
Consumer staples	3,514,016	0	0	3,514,016
Energy	1,605,495	0	0	1,605,495
Financials	1,683,462	0	0	1,683,462
Health care	3,271,864	0	0	3,271,864
Industrials	2,864,153	0	0	2,864,153
Information technology	6,302,838	0	0	6,302,838
Materials	611,024	0	0	611,024
Real estate	221,453	0	0	221,453
Utilities	364,389	0	0	364,389
Short-term investments
Investment companies	1,851,844	0	0	1,851,844
Total assets	$24,555,591	$0	$0	$24,555,591

Liabilities
Securities Sold Short
Common stocks
Communication services	$402,910	$0	$0	$402,910
Consumer discretionary	1,563,632	0	0	1,563,632
Consumer staples	265,722	0	0	265,722
Energy	460,517	0	0	460,517
Financials	990,183	0	0	990,183
Health care	742,915	0	0	742,915
Industrials	1,422,534	0	0	1,422,534
Information technology	310,703	0	0	310,703
Materials	660,331	0	0	660,331
Real estate	383,851	0	0	383,851
Total liabilities	$7,203,298	$0	$0	$7,203,298
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended July 31, 2023, the Fund did not have any transfers into/out of Level 3.
Allspring U.S. Long/Short Equity Fund | 15